Goodwill and intangible assets - Disclosure of goodwill allocated to business operations according to business segments (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 4,415	£ 4,450
Intangibles	3,869	3,825
Carrying value	8,284	8,275
Head Office
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	34	39
Intangibles	35	58
Carrying value	69	97
Barclays UK | Operating segments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	3,872	3,872
Intangibles	1,013	1,042
Carrying value	4,885	4,914
Barclays UK Corporate Bank | Operating segments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	0	0
Intangibles	256	59
Carrying value	256	59
Barclays Private Bank & Wealth Management | Operating segments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	95	95
Intangibles	298	251
Carrying value	393	346
Barclays US Consumer Bank | Operating segments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	414	444
Intangibles	516	513
Carrying value	930	957
Barclays Investment Bank | Operating segments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	0	0
Intangibles	1,751	1,902
Carrying value	£ 1,751	£ 1,902